Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Class A Common Stock
Subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Subject to possible redemption, shares issued	4,757,884	15,630,150	24,869,342
Subject to possible redemption, shares outstanding	4,757,884	15,630,150	24,869,342
Redemption value per share (in Dollars per share)	$ 10.96	$ 10.6	$ 10.21
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	42,000,000	42,000,000	42,000,000
Common stock, shares issued	9,591,222	9,591,222	976,081
Common stock, shares outstanding	9,591,222	9,591,222	976,081
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued			8,615,141
Common stock, shares outstanding			8,615,141